As filed with the Securities and Exchange Commission on May 8, 2008
                                     Investment Company Act File Number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   August 31


Date of reporting period:  February 29, 2008

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                 (212) 830-5200
FLORIDA
DAILY MUNICIPAL
INCOME FUND
===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund (the "Fund") for the period ended September 1, 2007 through February 29, 2008.

As of February 29, 2008, the fund had net assets of $89,671,654.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Michael P. Lydon



Michael P. Lydon
President

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-------------------------------------------------------------------------------------------------------------------------
--------------------------------------  Beginning Account    Ending Account      Expenses Paid           Annualized
               Class A                    Value 9/1/07        Value 2/29/08    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,011.70             $5.00                1.00%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.89             $5.02                1.00%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
               Class B                  Beginning Account    Ending Account      Expenses Paid           Annualized
                                          Value 9/1/07       Value 02/29/08    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,013.00             $3.70                0.74%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,021.18             $3.72                0.74%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (September 1, 2007 through February 29, 2008), multiplied by 182/366 (to reflect the six month period).

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------   ------      ------- --------
Tax Exempt Commercial Paper (11.93%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Hillsborough County, FL Aviation Authority Airport Facilities
             - Series B
             LOC Landesbank Baden Wurtemburg                                    03/11/08     3.40%   $ 2,000,000     P-1       A-1+
 3,000,000   Jacksonville, FL Electric Authority RB
             (Electric System) - Series 2000A                                   03/06/08     2.72      3,000,000    VMIG-1     A-1
 2,700,000   Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  03/13/08     2.90      2,700,000    VMIG-1     A-1+
 1,500,000   Palm Beach County, FL School District
             LOC Bank of America, N.A.                                          03/13/08     3.65      1,500,000    VMIG-1     A-1+
 1,500,000   Sunshine State Service Florida Government Finance
             Committee - Series F                                               04/08/08     3.20      1,500,000     P-1       A-1+
----------                                                                                           -----------
10,700,000   Total Tax Exempt Commercial Paper                                                        10,700,000
----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (10.50%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Broward County, FL School District TAN                             09/30/08     3.40%   $ 2,006,778     MIG-1
 2,000,000   Neshaminy, PA School District TRAN (c)                             06/30/08     3.90      2,001,586
 2,395,000   Orange County, FL IDA IDRB (Orlando-Hawaiian Motel Co.)
             - Series 1985
             LOC US Bank, N.A.                                                  04/01/08     4.00      2,395,000      P-1      A-1+
 3,000,000   Palm Beach County, FL School District TAN                          09/24/08     3.43      3,009,342     MIG-1    SP-1+
----------                                                                                           -----------
 9,395,000   Total Tax Exempt General Obligation Notes & Bonds                                         9,412,706
----------                                                                                           -----------
Variable Rate Demand Instruments (d) (85.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,055,000   Alachua County, FL HFA RB Continuing Care Retirement Community
             (Oak Hammock at the University of Florida Project) - Series 2002A
             LOC BNP Paribas                                                    10/01/32     3.75%   $ 1,055,000    VMIG-1
 2,200,000   Alachua County, FL HFA Multifamily RB
             (Santa Fe I Apartments Project) - Series 2006
             LOC Citibank, N.A.                                                 12/15/38     3.20      2,200,000               A-1+
 1,300,000   Branch Banking & Trust Municipal Floater Certificates - Series 1002
             LOC Branch Banking And Trust Company                               11/06/23     3.34      1,300,000    VMIG-1
 1,000,000   Branch Banking & Trust Municipal Floater Certificates - Series 2057
             LOC Branch Banking And Trust Company                               10/01/37     3.29      1,000,000    VMIG-1

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
   Face                                                                         Maturity  Current      Value               Standard
  Amount                                                                         Date    Coupon (b)  (Note 1)     Moody's  & Poor's
--------                                                                         ----    ----------  --------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$4,500,000   Broward County, FL HFA Multifamily Housing RB
             (Palms of Deerfield Beach Apartments) - Series 2006
             LOC Citibank, N.A.                                                 08/15/38     3.20%   $ 4,500,000               A-1
 2,000,000   City of Lakeland, FL Education Facilities RB
             (Florida Southern College Project) - Series 1999
             LOC SunTrust Bank                                                  09/01/29     3.24      2,000,000   VMIG-1
 1,000,000   City of Leesburg, FL HRB (The Villages Regional
             Hospital Project) - Series 2006
             LOC Scotia Bank                                                    07/01/36     3.16      1,000,000   VMIG-1      A-1+
   700,000   City of Pulaski and Giles County, TN IDRB
             (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24     3.21        700,000   VMIG-1
 1,000,000   Collier County, FL IDA IDRB (Allete Inc. Project) - Series 2006
             LOC Wells Fargo Bank, N.A.                                         10/01/25     3.18      1,000,000               A-1+
 1,300,000   Duval County, Florida HFA
             (Sunbeam Road Apartments Project) - Series 1997
             LOC US Bank, N.A.                                                  07/01/25     3.17      1,300,000               A-1+
 1,200,000   Florida Development Finance Corporation IDRB
             (Enterprise Bond Press Project) - Series 2007B
             LOC Branch Banking And Trust Company                               07/01/17     3.35      1,200,000               A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Heron Park Project) - Series 1996U
             Guaranteed by Federal National Mortgage Association                12/01/29     2.85        900,000   VMIG-1
 2,410,000   Florida HFC MHRB (Monterey Lake Apartments) - Series 2005 C
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/35     2.99      2,410,000               A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P
             Collateralized by Federal National Mortgage Association            10/15/32    3.05        900,000                A-1+
 6,195,000   Florida Higher Educational Facilities Financing Authority RB
             (Southeastern University Inc. Project) - Series 2005
             LOC Regions Bank                                                   12/02/30     3.16      6,195,000    VMIG-1
 1,280,000   Florida Housing Finance Corporation RB
             (Lighthouse Bay Apartments) - Series 2002 N1/N2
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/32     3.04      1,280,000               A-1+
 2,000,000   Gainesville, FL Utilties System RB - Series 2008B                  10/01/38     2.20      2,000,000    VMIG-1     A-1+
 2,000,000   Gainesville, FL Combined Utility Enterprise Utility System RB
             - Series 2007A                                                     10/01/36     2.90      2,000,000    VMIG-1     A-1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                      Ratings (a)
   Face                                                                         Maturity  Current      Value               Standard
  Amount                                                                         Date    Coupon (b)   (Note 1)     Moody's  & Poor's
--------                                                                         ----    ---------    -------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,800,000   Illinois Finance Authority
             (Pollman North America, Inc. Project) - Series 2005D
             LOC Fifth Third Bank                                               12/01/25     3.29%  $  1,800,000     P-1       A-1+
 2,700,000   Jacksonville Electric Authority, FL (Energy System RB)-Series 2004A
             LOC State Street Bank & Trust Co.                                  10/01/34     2.97      2,700,000    VMIG-1
 3,500,000   Jacksonville, FL Economic Development Commission Special Facilities
             Airport RB (Holland Sheltair Aviation Group Project)-Series 2005-B1
             LOC Bank of New York Mellon                                        05/01/35     3.28      3,500,000               A-1+
 2,615,000   Lee County, FL IDA Health Care Facilites RB
             (Shady Rest Care Pavilion Project) - Series 2005
             LOC Fifth Third Bank                                               06/01/25     3.22      2,615,000     P-1       A-1+
 2,000,000   Lehman Municipal Trust Receipts relating to Florida Housing
             Finance Corporation Homeowner Mortgage RB 2007 Series 3
             LOC Government National Mortgage Association/Federal National
             Mortgage Association/Federal Home Loan Mortgage Corp.              01/01/48     3.50      2,000,000    VMIG-1
   910,000   Marion County, FL IDA
             (Hamilton Products, Inc. Project) - Series 1995
             LOC Comerica Bank                                                  11/01/15     3.31        910,000     P-1        A-1
   800,000   Marion County, FL IDA RB
             (Capris Furniture Industries Project) - Series 2005
             LOC SunTrust Bank                                                  02/01/25     3.45        800,000     P-1       A-1+
 2,675,000   Miami Dade County, FL EFA
             (Florida International University Foundation Project) - Series 1999
             LOC SunTrust Bank                                                  05/01/22     3.25      2,675,000               A-1+
 3,500,000   Miami Dade County, FL IDA  IDRB
             (Airbus Service Company Project) - Series 1998A
             LOC Calyon                                                         04/01/30     3.35      3,500,000               A-1+
 1,000,000   Miami-Dade County IDA (Atlas Packaging Inc. Project) - Series 2007
             LOC Bank of New York Mellon                                        10/01/27     3.11      1,000,000     P-1       A-1+
   565,000   Miami Dade County, FL IDA
             (Avborne Heavy Maintenance, Inc) - Series 1998
             LOC JP Morgan Chase Bank, N.A                                      08/01/18     3.43        565,000               A-1+
   945,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990A
             LOC Wachovia Bank, N.A.                                            12/01/20     3.35        945,000    VMIG-1     A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,200,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990C
             LOC Wachovia Bank, N.A.                                            12/01/20     3.35%  $  1,200,000    VMIG-1     A-1+
 2,000,000   Orlando & Orange County Expressway Authority Series 2003B
             Insured by Dexia CLF                                               01/01/12     3.41      2,000,000               A-1+
 1,300,000   Orlando & Orange County Expressway Authority Series 2003C
             Insured by Dexia CLF                                               07/01/25     3.10      1,300,000    VMIG-1     A-1+
   500,000   Orlando, FL Utilities Commission Water & Electric RB -
             Series 2002B                                                       10/01/22     2.99        500,000    VMIG-1     A-1+
 2,185,000   Palm Beach County, FL (Jupiter Medical Center) - Serries B
             LOC Wachovia Bank, N.A.                                            08/01/20     3.35      2,185,000     P-1       A-1+
   700,000   Palm Beach County, FL RB
             (The King's Academy Project) - Series 2006
             LOC Wachovia Bank, N.A.                                            08/01/31     3.36        700,000    VMIG-1
 1,550,000   Pinellas County, FL HFA (Suncoast Hospice Project) - Series 2004
             LOC Wachovia Bank, N.A.                                            12/01/24     3.36      1,550,000               A-1+
 1,000,000   PUTTERS - Series 2176 Cape Coral, FL Special Obligations
             Bonds - Series 2004
             Insured by MBIA Insurance Corporation                              10/01/14     3.55      1,000,000    VMIG-1
3,,900,000   Sarasota County, FL Continuing CareRetirement Community
             Revenue Refunding RB (Glenridge on Palmer Ranch Project)
             LOC Bank of Scotland                                               06/01/36     3.75      3,900,000    VMIG-1
1,500,000    St. Lucie County, FL IDRB
             (Freedom Plastic, Inc. Project) - Series 2000
             LOC LaSalle National Bank, N.A.                                    11/01/20     3.10      1,500,000               A-1+
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A
             LOC Branch Banking And Trust Company                               10/01/15     3.28      2,200,000    VMIG-1
 2,680,000   Tampa, FL Student Housing RB (CHF-Tampa, LLC Project)
              - Series 2005A
             LOC Royal Bank of Canada                                           10/01/37     3.16      2,680,000    VMIG-1     A-1+



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                      Ratings (a)
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------

Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  400,000   TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds, 2000 - Series A)
             Collateralized by The State and Local Government Series Securities 04/01/27    3.19%     $    400,000             A-1+
----------                                                                                            ------------
77,065,000   Total Variable Rate Demand Instruments                                                     77,065,000
----------                                                                                            ------------
             Total Investments (108.37%) (Cost $97,177,706+)                                            97,177,706
             Liabilities in excess of cash and other assets (-8.37%)                                    (7,506,052)
                                                                                                      ------------
             Net Assets (100%)                                                                        $ 89,671,654
                                                                                                      ============
             +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) Variable rate demand instruments are not assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     EFA      =   Educational Facilities Authority                MHRB       =    Multi-Family Housing Revenue Bond
     HFA      =   Housing Finance Agency                          RB         =    Revenue Bond
     HRB      =   Hospital Revenue Bond                           TAN        =    Tax Anticipation Note
     IDA      =   Industrial Development Authority                TOCs       =    Tender Option Certificates
     IDRB     =   Industrial Development Revenue Bond             TRAN       =    Tax and Revenue Anticipation Note
     LOC      =   Letter of Credit

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================


---------------------------- ------------------------------- -----------------------------
          States                         Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Florida                              $  90,976,120                        93.62%
Illinois                                 1,800,000                         1.85
Pennsylvania                             2,001,586                         2.06
Puerto Rico                                400,000                         0.41
Tennessee                                  700,000                         0.72
Other Territories                        1,300,000                         1.34
---------------------------- ------------------------------- -----------------------------
Total                                $  97,177,706                       100.00%
---------------------------- ------------------------------- -----------------------------



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    97,177,706
  Accrued interest receivable................................................................              416,882
  Prepaid Expenses...........................................................................                9,707
                                                                                                   ---------------
       Total assets..........................................................................           97,604,295
                                                                                                   ---------------
LIABILITIES

  Payable to affiliates*.....................................................................               58,922
  Due to custodian...........................................................................            7,766,610
  Accrued expenses...........................................................................               63,991
  Dividends payable .........................................................................               43,104
  Other payable..............................................................................                   14
                                                                                                   ---------------
       Total liabilities.....................................................................            7,932,641
                                                                                                   ---------------
  Net assets.................................................................................      $    89,671,654
                                                                                                   ===============
SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 4)..............................      $    89,670,909
  Accumulated undistributed net realized gain................................................                  745
                                                                                                   ---------------
  Net assets.................................................................................      $    89,671,654
                                                                                                   ===============
Net asset value, per share (Note 4):

  Class Name                                       Net Assets         Shares Outstanding         Net Asset Value
  ----------                                       -----------        ------------------         ---------------
  Class A Shares............................       $56,152,960            56,152,493                  $1.00
  Class B Shares............................       $33,518,694            33,518,416                  $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
    Interest....................................................................$       1,436,184
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          174,971
    Administration fee..........................................................           91,860
    Shareholder servicing fee (Class A shares)..................................           55,332
    Custodian expenses..........................................................            3,846
    Shareholder servicing and related shareholder expenses+.....................           37,270
    Legal, compliance and filing fees...........................................           32,990
    Audit and accounting........................................................           43,962
    Trustees' fees and expenses.................................................            3,899
    Miscellaneous...............................................................            2,660
                                                                                -----------------
       Total expenses...........................................................          446,790
       Less: Fees waived .......................................................          (65,718)
                Expenses paid indirectly........................................             (897)
                                                                                -----------------
       Net expenses.............................................................          380,175
                                                                                -----------------
Net investment income...........................................................        1,056,009

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................................              745
                                                                                -----------------
Increase in net assets from operations..........................................$       1,056,754
                                                                                =================

+ Includes class specific transfer agency expenses of $14,389 and $10,806 for Class A and Class B shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================



                                                                       Six Months Ended
                                                                       February 29, 2008                Year Ended
                                                                          (Unaudited)                August 31, 2007
INCREASE (DECREASE) IN NET ASSETS                                       ---------------              ---------------
Operations:
     Net investment income........................................     $       1,056,009         $        2,226,692
     Net realized gain (loss) on investments......................                   745                        -0-
                                                                       -----------------         ------------------
Increase in net assets from operations............................             1,056,754                  2,226,692

Dividends to shareholders from net investment income*:

     Class A......................................................              (506,431)                (1,245,135)
     Class B......................................................              (549,578)                  (981,557)
                                                                       -----------------         ------------------
     Total dividend to shareholders...............................            (1,056,009)                (2,226,692)
                                                                       -----------------         ------------------
Transactions in shares of beneficial interest (Note 4):

     Class A......................................................            17,440,742                (44,887,662)
     Class B......................................................            (3,320,893)               (12,710,166)
                                                                       -----------------         ------------------
     Total capital share transactions.............................            14,119,849                (57,597,828)
                                                                       -----------------         ------------------
         Total increase (decrease)................................            14,120,594                (57,597,828)
                                                                       -----------------         ------------------
Net assets:
     Beginning of period..........................................            75,551,060                133,148,888
                                                                       -----------------         ------------------
     End of period................................................     $      89,671,654         $       75,551,060
                                                                       =================         ==================
Undistributed net investment income...............................     $             -0-         $              -0-
                                                                       =================         ==================


* Designated as exempt-interest dividends for federal income tax purposes.



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

  f) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended February 29, 2008 the Manager voluntarily waived the following fees:

  Administration fees.........................  $65,718
                                               ========
The Manager has no right to recoup prior fees waived.

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman each receives an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, the California Daily Tax Free Income Fund, Inc., and the Daily Income Fund. Effective January 1, 2008 the annual retainer was changed to $60,000 and the annual fees payable to the Lead Independent Director, the Audit Committee Chairman and the Compliance Oversight Committee Chairman were changed to $13,800, $9,200 and $9,200, respectively.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the period February 29, 2008 these fees amounted to:

                                                  Amount                 %
                                                 -------               -----
 Class A shares.............................     $11,140               0.05%
 Class B Shares.............................      10,877               0.05%
                                                 -------
 Total Transfer Agency Fees.................     $22,017
                                                 =======


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================


3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the Florida Daily Municipal Income Fund, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On February 29, 2008, the fund was overdrawn by $7,811,307.

For the period ended February 29, 2008, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses.....................................   $      897

4. Transactions in Shares of Beneficial Interest

At February 29, 2008, an unlimited number of shares of beneficial interest of $.001 par value were authorized. Transactions, all at $1.00 per share, were as follows:

                                                           Six Months Ended
                                                          February 29, 2008                      Year Ended
Class A shares                                               (Unaudited)                       August 31, 2007
--------------                                            -----------------                    ---------------
Sold.................................................         92,096,812                        278,181,000
Issued on reinvestment of dividends..................            516,338                          1,295,234
Redeemed.............................................        (75,172,408)                      (324,363,896)
                                                          -----------------                    ---------------
Net increase (decrease)..............................         17,440,742                        (44,887,662)
                                                          =================                    ===============

Class B shares
--------------
Sold.................................................        124,302,943                        274,123,588
Issued on reinvestment of dividends..................            302,426                            383,292
Redeemed.............................................       (127,926,262)                      (287,217,046)
                                                          -----------------                    ---------------
Net increase (decrease)..............................         (3,320,893)                       (12,710,166)
                                                          =================                    ===============

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 84% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Tax Information

The tax character of all distributions paid during the years ended August 31, 2007 and 2006 were tax exempt income.

At August 31, 2007, the Fund had no distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

8. Financial Highlights

                                                                Six Months
                                                                  Ended                          Years Ended August 31,
                                                             February 29, 2008---------------------------------------------------
Class A shares                                                  (Unaudited)     2007       2006       2005       2004       2003
--------------                                                  -----------   --------   --------   --------   --------  --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............................. $   1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                  ---------   --------   --------   --------   --------  --------
Income from investment operations:
    Net investment income........................................     0.012      0.027      0.022      0.010      0.001     0.003
    Net realized and unrealized gain (loss)
      on investments.............................................      --         --         --        0.000       --        --
                                                                  ---------   --------   --------   --------   --------  --------
    Total from investment operations.............................     0.012      0.027      0.022      0.010      0.001     0.003
                                                                  ---------   --------   --------   --------   --------  --------
Less distributions from:
    Dividends from net investment income.........................    (0.012)    (0.027)    (0.022)    (0.010)    (0.001)   (0.003)
    Net realized gains on investments............................      --         --         --        0.000       --        --
                                                                  ---------   --------   --------   --------   --------  --------
    Total Distributions..........................................    (0.012)    (0.027)    (0.022)    (0.010)    (0.001)   (0.003)
                                                                  ---------   --------   --------   --------   --------  --------
Net asset value, end of period................................... $   1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                  =========   ========   ========   ========   ========  ========
Total Return.....................................................     1.17%(a)   2.71%      2.20%      1.02%      0.12%     0.31%
Ratios/Supplemental Data
Net assets, end of period (000's)................................ $  56,153   $ 38,712   $ 83,599   $ 72,975   $ 63,766  $ 58,994
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................     1.00%(c)   1.00%      0.99%      0.99%      0.95%     0.93%
  Net investment income..........................................     2.29%(c)   2.67%      2.17%      1.04%      0.12%     0.29%
  Management and/or and administration fees waived...............     0.15%(c)   0.17%      0.16%      0.16%      0.16%     0.17%
  Shareholder servicing fees waived..............................      --        0.00%      0.01%       --        0.01%     0.02%
  Expenses paid indirectly.......................................     0.00%(c)   0.00%       --        0.00%      0.00%     0.00%


(a) Unannualized
(b) Includes expenses paid indirectly if applicable.
(c) Annualized

-------------------------------------------------------------------------------



===============================================================================



8. Financial Highlights (continued)


                                                                Six Months
                                                                   Ended                         Years Ended August 31,
                                                             February 29, 2008---------------------------------------------------
Class A shares                                                  (Unaudited)     2007       2006       2005       2004       2003
--------------                                                  -----------   --------   --------   --------   --------  --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............................. $   1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                  ---------   --------   --------   --------   --------  --------
Income from investment operations:
    Net investment income........................................     0.013      0.029      0.024      0.013      0.004     0.006
    Net realized and unrealized gain (loss)
      on investments.............................................      --         --         --        0.000       --        --
                                                                  ---------   --------   --------   --------   --------  --------
    Total from investment operations.............................     0.013      0.029      0.024      0.013      0.004     0.006
                                                                  ---------   --------   --------   --------   --------  --------
Less distributions from:
    Dividends from net investment income.........................    (0.013)    (0.029)    (0.024)    (0.013)    (0.004)   (0.006)
    Net realized gains on investments............................      --         --         --        0.000       --        --
                                                                  ---------   --------   --------   --------   --------  --------
    Total Distributions..........................................    (0.013)    (0.029)    (0.024)    (0.013)    (0.004)   (0.006)
                                                                  ---------   --------   --------   --------   --------  --------
Net asset value, end of period................................... $   1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                  =========   ========   ========   ========   ========  ========
Total Return.....................................................     1.30%(a)   2.98%      2.48%      1.31%      0.37%     0.55%
Ratios/Supplemental Data
Net assets, end of period (000's)................................ $  33,519   $ 36,839   $ 49,550   $ 44,156   $ 49,080  $ 57,313
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................     0.74%(c)   0.74%      0.72%      0.70%      0.69%     0.69%
  Net investment income..........................................     2.54%(c)   2.94%      2.44%      1.27%      0.37%     0.57%
  Management and/or and administration fees waived...............     0.15%(c)   0.17%      0.16%      0.16%      0.16%     0.17%
  Expenses paid indirectly.......................................     0.00%(c)   0.00%       --        0.00%      0.00%     0.00%


(a) Unannualized
(b) Includes expenses paid indirectly if applicable.
(c) Annualized

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.


-------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information         FLORIDA
of  the   shareholders   of  the  Fund.   It  is  not         DAILY
authorized for distribution to prospective  investors         MUNICIPAL
in the Fund  unless  preceded  or  accompanied  by an         INCOME
effective  prospectus,   which  includes  information         FUND
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------




Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                         Semi-Annual Report
     600 Fifth Avenue                                     February 29, 2008
     New York, New York 10020                               (Unaudited)


  Distributor
     Reich & Tang Distributor, Inc
     600 Fifth Avenue
     New York, New York 10020



FL2/08S

ITEM 2:    CODE OF ETHICS


Not Applicable.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT


Not Applicable.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not Applicable.


ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS


Not applicable.


ITEM 6:    SCHEDULE OF INVESTMENTS


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not applicable.


ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.


ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


ITEM 10:   CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 11:   EXHIBITS


(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


 By (Signature and Title)*       /s/Christine Manna
                                    Christine Manna, Secretary


Date:   May 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Michael P. Lydon
                                    Michael P. Lydon, President


Date:   May 8, 2008


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date:   May 8, 2008


* Print the name and title of each signing officer under his or her signature.